Accounts Receivable, Net	6 Months Ended
Apr. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable consisted of the following：

	April 30, 2025	October 31, 2024
Accounts receivable	$6,132,027	$6,206,171
Less: Expected credit loss	(120,277)	(17,179)
Accounts receivable, net	$6,011,750	$6,188,992

The movement in the expected credit loss accounts are as follows:

	April 30, 2025	October 31, 2024
Beginning balance	$17,179	$143
Additions	119,132	17,064
Reversal	(15,579)	-
Translation adjustments	(455)	(28)
Expected credit loss	$120,277	$17,179

The Company’s credit policy typically requires payment within 180 to 360 days, and payments on the vast majority of its sales have been collected within 360 days.

The additions of expected credit loss was $119,132 and the reversal was $15,579 for the six months ended April 30, 2025 and the expected credit loss was $17,064 as of October 31, 2024.